LEASE (Tables)	12 Months Ended
Mar. 31, 2024
Lease
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities as of March 31, 2024:

2025	$28,496
2026	30,043
2027	31,590
Total future minimum lease payments	90,129
Less: imputed interest	18,244
Total	$71,885